UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

DIVIDEND GROWTH FUND (ARDGX)

SEMI-ANNUAL REPORT

February 28, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.thearcherfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment type.  The underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds
20.74%
Exchange Traded Funds
2.04%
Municipal Bonds 5.59%
Real Estate
Investment Trust 1.52%
Preferred Securities
0.82%
Structured Notes 3.11%
Money Market Fund
3.36%
Common Stocks
62.82%

* The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type.  The underlying securities represent a percentage of the portfolio of investments.

Exchange Traded Funds 1.12%
Municipal Bonds 25.61%
Preferred Securities 1.24%
Real Estate Investment Trust 0.43%
Structured Notes 10.30%
Money Market Fund 5.42%
Corporate Bonds 55.88%

* The Schedule of Investments is categorized by industry and uses SEC SIK codes as classifications.

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

ARCHER DIVIDEND GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 62.46%

Accident & Health Insurance - 1.04%
7,000	Principal Financial Group, Inc.	$ 368,480

Agriculture Chemicals - 1.16%
5,000	Scotts Miracle-Gro Co. Class A	409,500

Air Courier Services - 2.26%
4,400	FedEx Corp.	796,400

Aircraft - 2.00%
1,600	Boeing Co.	703,936

Aircraft Engines & Engine Parts - 1.78%
5,000	United Technologies Corp.	628,350

Beverages - 0.98%
3,000	PepsiCo, Inc.	346,920

Cable & Other Pay Television Services - 3.77%
11,000	Comcast Corp. Class A	425,370
8,000	Walt Disney Co.	902,720
		1,328,090
Commercial Banks, NEC - 1.87%
11,500	Toronto Dominion Bank (Canada)	659,870

Crude Petroleum & Natural Gas - 1.23%
7,000	Royal Dutch Shell Plc. Class A ADR	435,470

Electric Services - 2.02%
3,800	NextEra Energy, Inc.	713,336

Electronic Computers - 1.13%
2,300	Apple, Inc.	398,245

Food & Kindred Products - 1.26%
4,900	Nestle S.A. ADR *	442,617

Footwear - 1.70%
7,000	Nike, Inc. Class B	600,110

Life Insurance - 1.44%
5,300	Prudential Financial, Inc.	508,005

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Motor Vehicle Parts & Accessories - 1.99%
450	Garrett Motion, Inc. (Switzerland) *	$ 7,533
4,500	Honeywell International, Inc.	693,315
		700,848
National Commercial Banks - 5.27%
9,000	Citigroup, Inc.	575,820
7,100	JPMorgan Chase & Co.	740,956
10,500	US Bancorp	542,745
		1,859,521
Natural Gas Transmission - 1.14%
21,000	Kinder Morgan, Inc.	402,360

Optical Instruments & Lenses - 1.31%
4,000	KLA-Tencor Corp.	461,960

Paper Mills - 1.13%
3	International Paper Co.	398,634

Petroleum Refining - 2.31%
3,000	Chevron Corp.	358,740
7,380	Marathon Petroleum Corp.	457,634
		816,374
Pharmaceutical Preparations - 6.89%
8,900	Bristol Myers Squibb Co.	459,774
4,000	Johnson & Johnson	546,560
9,000	Merck & Co., Inc.	731,610
16,000	Pfizer, Inc.	693,600
		2,431,544
Railroads, Line-Haul Operating - 1.05%
2,200	Union Pacific Corp.	368,940

Retail - Drug Stores and Proprietary Stores - 1.82%
11,094	CVS Health Corp.	641,566

Retail - Lumber & Other Building Material Dealers - 2.10%
4,000	The Home Depot, Inc.	740,560

Retail - Variety Stores - 1.54%
5,500	WalMart, Inc.	544,445

Semiconductors & Related Devices - 1.41%
1,800	Broadcom, Inc.	495,648

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Services - Business Services - 4.54%
4,500	Accenture Plc. Class A (Ireland)	$ 726,210
3,900	MasterCard, Inc. Class A	876,603
		1,602,813
Services-Computer Programming, Data Processing, Etc. - 3.43%
500	Alphabet, Inc. Class A *	563,275
4,000	Facebook, Inc. Class A *	645,800
		1,209,075
Ship & Boat Building & Repairing - 1.45%
3,000	General Dynamics Corp.	510,660

Telephone Communications (No Radio Telephone) - 1.39%
15,700	AT&T, Inc.	488,584

Wholesale-Hardware - 0.05%
750	Resideo Technologies, Inc. *	19,275

TOTAL FOR COMMON STOCKS (Cost $15,938,407) - 62.46%		22,032,136

CORPORATE BONDS - 20.63% (a)

Accident & Health Insurance - 0.36%
125,000	Unum Group, 4.000%, 3/15/24	125,166

Agriculture Chemicals - 0.22%
75,000	CF Industries Holdings, Inc., 7.125%, 5/01/20	77,719

Air Transportation, Scheduled - 0.43%
150,000	Southwest Airlines Co., 2.750%, 11/06/19	149,860

Banks & Financial Institutions - 0.14%
50,000	Societe Generale, 3.911%, 3M USD LIBOR + 1.150%, 4/22/20 (France) (b)	50,193

Beverages - 0.41%
150,000	Keurig Dr. Pepper, Inc., 3.130%, 12/15/23	145,227

Computer Communications Equipment - 0.36%
125,000	Juniper Networks, Inc., 4.500%, 3/15/24	128,007

Crude Petroleum & Natural Gas - 0.42%
150,000	Murphy Oil Corp., 4.000%, 6/01/22	148,761

Dental Equipment & Supplies - 0.57%
200,000	DENTSPLY International, Inc., 4.125%, 8/15/21	201,546

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Electric Services - 0.43%
150,000	Exelon Generation Co., LLC, 4.000%, 10/01/20	$ 151,294

Fire, Marine & Casualty Insurance - 0.88%
300,000	CNA Financial Corp., 5.875%, 8/15/20	311,018

Healthcare Providers & Services - 0.28%
100,000	Catholic Health Initiatives, 2.950%, 11/01/22	97,788

Malt Beverages - 0.93%
330,000	Anheuser-Busch Inbev Finance, Inc., 2.650%, 2/01/21	328,395

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.36%
125,000	Cintas Corp. No. 2, 4.300%, 6/01/21	127,744

Metal Mining - 0.28%
100,000	Freeport-McMoran, Inc., 3.100%, 3/15/20	100,230

Miscellaneous Business Credit Institution - 0.55%
150,000	Ford Motor Creidt Co. LLC., 2.459%, 3/27/20	148,026
50,000	Ford Motor Credit Co. LLC., 3.810%, 1/09/24	46,594
		194,620
Miscellaneous Manufacturing Industries - 0.29%
100,000	Hillenbrand, Inc., 5.500%, 7/15/20	101,658

Motor Vehicle Parts & Accessories - 0.29%
100,000	Lear Corp., 5.250%, 1/15/25	102,678

National Commercial Banks - 2.40%
150,000	Banc of California, Inc., 5.250%, 4/15/25	150,172
150,000	Citigroup, Inc., 2.400%, 2/18/20	149,248
450,000	Citigroup, Inc., 2.650%, 10/26/20	447,465
100,000	Old National Bancorp, 4.125%, 8/15/24	100,054
		846,939
Operative Builders - 0.58%
200,000	Lennar Corp., 4.875%, 12/15/23	203,000

Pharmaceutical Preparations - 0.84%
250,000	AbbVie, Inc., 2.900%, 11/06/22	246,096
50,000	Mylan, Inc., 4.200%, 11/29/23	49,757
		295,853
Plastics Products, NEC - 0.53%
190,000	Newell Brands, Inc., 5.000%, 11/15/23	187,423

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Printed Circuit Boards - 0.15%
50,000	Jabil Circuit, Inc., 5.625%, 12/15/20	$ 51,470

Property & Casualty Insurance - 0.65%
200,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	228,955

Real Estate - 0.15%
50,000	Aurora Military Housing, 5.350%, 12/15/25	51,538

Retail - Drug Stores & Proprietary Stores - 0.50%
175,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	175,957

Retail - Shoe Stores - 0.31%
100,000	Foot Locker, Inc., 8.500%, 1/15/22	110,000

Retail - Variety Stores - 0.57%
200,000	WalMart, Inc., 3.625%, 7/08/20	202,632

Services - Business Services - 0.47%
170,000	EBay, Inc., 2.600%, 7/15/22	166,402

Services - Computer Programming Services - 0.51%
175,000	VeriSign, Inc., 4.625%, 5/01/23	177,985

Services - General Medical & Surgical Hospitals - 0.30%
100,000	HCA Holdings, Inc., 6.250%, 2/15/21	104,784

Services - Personal Services - 0.66%
225,000	H&R Block, Inc., 5.500%,11/01/22	233,995

Services - Prepackaged Software - 2.21%
300,000	CA, Inc., 5.375%, 12/01/19	304,440
75,000	Symantec Corp., 3.950%, 6/15/22	74,954
150,000	Symantec Corp., 4.200%, 9/15/20	151,657
250,000	VMWare, Inc., 2.300%, 8/21/20	246,912
		777,963
Services - Video Tape Rental - 0.44%
150,000	Netflix, Inc., 5.375%, 2/01/21	155,063

Short-Term Business Credit Institutions - 0.28%
100,000	American Express Credit Corp., 2.600%, 9/14/20	99,480

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

State Commercial Banks - 0.72%
150,000	Bank of the Ozarks, 5.500%, 07/01/26	$ 152,483
100,000	Home Bancshares, Inc., 5.625%, 3M USD LIBOR + 3.207%, 4/15/27 (b)	101,039
		253,522
Transportation Services - 0.29%
100,000	Expedia, Inc., 5.950%, 8/15/20	103,703

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.22%
75,000	Cardinal Health, Inc., 4.625%, 12/15/20	76,845

Wholesale - Groceries & Related Products - 0.08%
30,000	Sysco Corp., 2.600%, 10/01/20	29,813

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.57%
200,000	LKQ Corp., 4.750%, 5/15/23	201,000

TOTAL FOR CORPORATE BONDS (Cost $7,304,227) - 20.63%		7,276,226

EXCHANGE TRADED FUNDS - 2.03%
16,000	Invesco Variable Rate Preferred ETF	390,400
9,000	iShares US Preferred Stock ETF	325,800
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $749,985) - 2.03%		716,200

MUNICIPAL BONDS - 5.57% (a)

Arizona - 0.13%
20,000	Arizona State University Build America Bond, 5.500%, 8/01/25	20,824
25,000	Sedona, AZ Wastewater, 0.000%, 7/01/21	23,915
		44,739
California - 0.54%
25,000	California St. University Revenue Bond Series B, 2.785%, 11/01/22	24,944
100,000	Kern County, CA Pension Oblg., 5.250%, 8/15/19	98,400
20,000	Porterville Unified School District, 7.250%, 7/01/27	21,076
20,000	San Bernardino County Redevelopment Agency, 3.625%, 9/01/24	20,165
25,000	University Enterprises, Inc. CA, 5.250%, 10/01/20	25,412
		189,997
Georgia - 0.45%
50,000	Atlanta Development Authority, 3.750%, 1/01/21	50,178
99,000	Georgia Loc. Govt., 4.750%, 6/01/28	107,166
		157,344

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Illinois - 0.57%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	$ 99,656
30,000	Illinois St., 5.877%, 3/01/19	30,000
70,000	Saint Clair Cnty, IL School District., 4.000%, 1/01/21	69,824
		199,480
Indiana - 0.79%
135,000	Evansville, IN Vanderburgh Industry School Taxable Build American Bond, 6.150%, 7/15/27	138,241
70,000	Gary, IN Community School Bldg., 7.500%, 2/01/29	73,065
25,000	Indiana State University, 5.260%, 4/01/24	25,536
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 1/15/24	41,969
		278,811
Iowa - 0.40%
141,000	Tobacco Settlement Auth Iowa, 6.500%, 6/01/23	142,957

Kentucky - 0.15%
55,000	Louisville/Jefferson County Metro Government, 3.000%, 5/01/23	54,205

Maryland - 0.26%
90,000	Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, 6/01/23	90,731

New Jersey - 0.57%
135,000	City of Wildwood, NJ, 4.000%, 11/01/21	137,263
60,000	New Brunswick, NJ Parking Authority, 8.420%, 9/01/40	64,780
		202,043
Ohio - 0.38%
20,000	City of Hamilton, OH Wastewater Systems Revenue, 6.110%, 10/01/28	20,442
110,000	Youngstown State University, OH, 6.549%, 12/15/30	114,892
		135,334
Oklahoma - 0.10%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/29	36,577

Pennsylvania - 0.09%
30,000	Commonwealth of Pennsylvania, 4.800%, 5/01/25	30,506

South Carolina - 0.24%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/30	57,701
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.750%, 12/01/29	25,418
		83,119
Texas - 0.07%
25,000	Katy Texas Schools, 5.998%, 2/15/2030	25,733

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Washington - 0.22%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, 12/01/25	$ 76,148

Wisconsin - 0.61%
110,000	Greendale, WI Taxable Community Development, Series A, 4.750%, 12/01/26	113,105
100,000	Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable- Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, 1/01/24	101,394
		214,499

TOTAL FOR MUNICIPAL BONDS (Cost $1,988,766) - 5.57%		1,962,223

REAL ESTATE INVESTMENT TRUST - 1.51%
18,000	Duke Realty Corp.	532,260
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $278,506) - 1.51%		532,260

PREFERRED SECURITIES - 0.81%

National Commercial Banks - 0.35%
3,000	PNC Financial Services Group, Inc. Series Q, 5.375%, 12/31/49	75,300
2,000	Wells Fargo & Co. Series P, 5.250%, 12/31/49	47,820
		123,120
Telephone Communications (No Radio Telephone) - 0.46%
2,000	QWest Corp., 6.125%, 6/01/53	44,380
3,000	QWest Corp., 6.500%, 9/01/56	68,100
2,000	US Cellular Corp., PFD 6.950%, 5/15/60	50,260
		162,740

TOTAL FOR PREFERRED SECURITIES (Cost $299,190) - 0.81%		285,860

STRUCTURED NOTES - 3.09% (a)

Commercial Banks, Nec - 2.23%
125,000	Barclays Bank Plc., 2.250%, 9/13/19 (United Kingdom) (b)	124,271
200,000	Barclays Bank Plc., 2.750%, 11/08/19 (United Kingdom)	199,234
100,000	Barclays Bank Plc., 2.8766%, 9/25/20 (United Kingdom) (b)	98,859
150,000	Barclays Bank Plc., 2.000%, 7/27/22 (United Kingdom) (b)	148,709
150,000	Barclays Bank Plc., 2.500%, 2/15/23 (United Kingdom) (b)	148,103
100,000	Barclays Bank Plc., 0.800%, 5/14/29 (United Kingdom) (b)	67,900
		787,076
National Commercial Banks - 0.48%
93,000	Citigroup, Inc., 3.183%, 12/23/19 (b)	93,353
100,000	JP Morgan Chase Bank, 0.036%, 1/23/29 (b)	76,930
		170,283

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Security Brokers, Dealers & Flotation Companies - 0.38%
125,000	Goldman Sachs Group, Inc., 1.07525%, 11/13/28 (b)	$ 83,188
50,000	Morgan Stanley, 3.000%, 11/09/19 (b)	49,750
		132,938

TOTAL FOR STRUCTURED NOTES (Cost $1,172,175) - 3.09%		1,090,297

MONEY MARKET FUND - 3.34%
1,178,632	Federated Treasury Obligation Fund - Institutional Shares 2.29% ** (Cost $1,178,632) - 3.34%	1,178,632

TOTAL INVESTMENTS (Cost $28,909,888) - 99.44%		35,073,834

OTHER ASSETS LESS LIABILITIES, NET - 0.56%		198,269

NET ASSETS - 100.00%		$35,272,103

(a) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(b) Variable or floating rate security. The stated rate represents the rate at February 28, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2019.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 55.25% (a)

Accident & Health Insurance - 0.62%
75,000	Unum Group, 4.000%, 3/15/24	$ 75,100

Agriculture Chemicals - 0.43%
50,000	CF Industries Holdings, Inc., 7.125%, 5/01/20	51,812

Banks & Financial Institutions - 0.41%
50,000	Societe Generale, 3.911%, 3M LIBOR + 1.150%, 4/22/20 (France) (b)	50,193

Beverages - 0.80%
100,000	Keurig Dr. Pepper, Inc., 3.130%, 12/15/23	96,818

Biological Products (No Diagnostic Substances) - 1.86%
25,000	Amgen, Inc., 3.875%, 11/15/21	25,453
200,000	Biogen, Inc., 2.900%, 9/15/20	199,953
		225,406
Computer & Office Equipment - 0.85%
100,000	Hewlett-Packard, 4.375%, 9/15/21	103,213

Computer Communications Equipment - 0.63%
75,000	Juniper Networks, Inc., 4.500%, 3/15/24	76,804

Computer Storage Devices - 0.41%
50,000	EMC Corp., 3.375%, 6/01/23	48,003

Container & Packaging - 0.43%
50,000	Ball Corp., 5.000%, 3/15/22	51,844

Crude Petroleum & Natural Gas - 0.82%
100,000	Murphy Oil Corp., 4.000%, 6/01/22	99,174

Dental Equipment & Supplies - 0.83%
100,000	DENTSPLY International, Inc., 4.125%, 8/15/21	100,773

Distribution/Wholesale - 0.82%
100,000	Ingram Micro, Inc., 5.000%, 8/10/22	98,801

Electric & Other Services Combined - 0.79%
100,000	PPL Energy Supply LLC., 4.600%, 12/15/21	96,250

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Electric Services - 1.23%
50,000	Exelon Generation Co. LLC, 4.000%, 10/01/20	$ 50,431
100,000	Southern Co., 2.950%, 7/01/23	98,194
		148,625
Fire, Marine & Casualty Insurance - 1.71%
200,000	CNA Financial Corp., 5.875%, 8/15/20	207,345

Food & Kindred Products - 0.72%
80,000	Conagra Foods, Inc., 9.750%, 3/01/21	87,346

General Building Contractors - Residential Buildings - 0.42%
50,000	Lennar Corp., 4.875%, 12/15/23	50,750

Hazardous Waste Management - 0.41%
50,000	Clean Harbors, Inc., 5.125%, 6/01/21	50,000

Healthcare Providers & Services - 0.40%
50,000	Catholic Health Initiatives, 2.950%, 11/01/22	48,894

Hospital & Medical Service Plans - 0.21%
25,000	WellPoint, Inc., 3.700%, 8/15/21	25,293

Hotels & Motels - 0.84%
100,000	Wyndham Worldwide Corp., 5.625%, 3/01/21	102,250

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.63%
75,000	Cintas Corp. No. 2, 4.300%, 6/01/21	76,646

Metal Mining - 0.41%
50,000	Freeport-McMoran, Inc., 3.100%, 3/15/20	50,115

Miscellaneous Business Credit Institution - 2.79%
250,000	Ford Motor Credit Co. LLC., 2.459%, 3/27/20	246,711
100,000	Ford Motor Credit Co. LLC., 4.200%, 2/20/27	91,366
		338,077
Miscellaneous Manufacturing Industries - 0.63%
75,000	Hillenbrand, Inc., 5.500%, 7/15/20	76,243

Motor Vehicle Parts & Accessories - 1.27%
100,000	Lear Corp., 5.375%, 3/15/24	102,549
50,000	Lear Corp., 5.250%, 1/15/25	51,339
		153,888
Motor Vehicles & Passenger Car Bodies - 0.17%
20,000	General Motors Co., 3.500%, 7/10/19	20,038

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Multimedia - 0.45%
50,000	Time Warner, Inc., 4.750%, 3/29/21	$ 51,756

National Commercial Banks - 2.06%
100,000	Banc of California, Inc., 5.250%, 4/15/25	100,115
50,000	Citigroup, Inc., 2.400%, 2/18/20	49,749
100,000	Old National Bancorp, 4.125%, 8/15/24	100,054
		249,918
Natural Gas Distribution - 0.42%
50,000	National Fuel Gas Co., 5.200%, 7/15/25	51,306

Pharmaceutical Preparations - 0.41%
50,000	AbbVie, Inc., 2.900%, 11/06/22	49,219

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 2.07%
250,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	250,210

Plastics Products, NEC - 1.63%
200,000	Newell Brands, Inc., 5.000%, 11/15/23	197,288

Printed Circuit Boards - 0.42%
50,000	Jabil Circuit, 5.625%, 12/15/20	51,470

Property & Casualty Insurance - 1.42%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	171,716

Real Estate - 0.43%
50,000	Aurora Military Housing LLC., 5.350%, 12/15/25	51,538

Retail - Department Stores - 0.30%
35,000	Dillards, Inc., 7.750%, 7/15/26	36,630

Retail - Drug Stores & Proprietary Stores - 4.10%
200,000	CVS Health Corp., 3.500%, 7/20/22	200,910
120,000	Express Scripts Holding Co., 2.250%, 6/15/19	119,756
175,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	175,957
		496,623
Retail - Shoe Stores - 1.36%
150,000	Foot Locker, Inc., 8.500%, 1/15/22	165,000

Security Broker Dealers - 1.26%
150,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	152,891

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Services - Business Services - 1.48%
80,000	EBay, Inc., 2.600%, 7/15/22	$ 78,307
100,000	Total System Services, Inc., 3.800%, 4/01/21	100,356
		178,663
Services - Computer Programming Services - 1.01%
120,000	VeriSign, Inc., 4.625%, 5/01/23	122,047

Services - General Medical & Surgical Hospitals, Nec - 0.86%
100,000	HCA Holdings, Inc., 6.250%, 2/15/21	104,784

Services - Medical Laboratories - 0.82%
100,000	Laboratories Corp. of America Holdings, Inc., 3.200%, 2/01/22	99,543

Services - Personal Services - 1.93%
225,000	H&R Block, Inc., 5.500%,11/01/22	233,995

Services - Prepackaged Software - 2.51%
200,000	CA, Inc., 5.375%, 12/01/19	202,960
50,000	Symantec Corp., 3.950%, 6/15/22	49,969
50,000	Symantec Corp., 4.200%, 9/15/20	50,552
		303,481
Services - Video Tape Rental - 0.85%
100,000	Netflix, Inc., 5.375%, 2/01/21	103,375

State Commercial Banks - 1.67%
100,000	Bank of the Ozarks, 5.500%, 3M LIBOR + 3.935%, 7/01/26 (b)	101,656
100,000	Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.207, 4/15/27 (b)	101,039
		202,695
Telephone Communications (No Radio Telephone) - 1.30%
100,000	AT&T, Inc., 3.000%, 2/15/22	99,507
50,000	Indiana Bell Tel Co., Inc., 7.300%, 8/15/26	58,378
		157,885
Television Broadcasting Stations - 0.50%
54,000	CBS Broadcasting, Inc., 7.125%, 11/01/23	60,010

Tires & Inner Tubes - 0.88%
100,000	Goodyear Tire & Rubber Co., 8.750%, 8/15/20	106,750

Transportation Services - 0.86%
100,000	Expedia, Inc. 5.950%, 8/15/20	103,703

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.42%
50,000	Cardinal Health, Inc., 4.625%, 12/15/20	51,230

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Wholesale - Groceries & Related Products - 1.46%
152,000	Sysco Corp., 6.500%, 8/01/28	$ 176,588

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 0.83%
100,000	LKQ Corp., 4.750%, 5/15/23	100,500

TOTAL FOR CORPORATE BONDS (Cost $6,727,543) - 55.25%		6,690,515

EXCHANGE TRADED FUNDS - 1.10%
1,000	iShares US Preferred Stock ETF	36,200
4,000	Invesco Variable Rate Preferred ETF	97,600
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $140,179) - 1.10%		133,800

MUNICIPAL BONDS - 25.32% (a)

Arizona - 0.23%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/26	27,777

California - 2.74%
165,000	California State, 6.200%, 3/01/19	165,000
50,000	Sacramento, CA Pension Oblg. Series A, 6.420%, 8/01/23	56,315
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/01/24	110,601
		331,916
Colorado - 0.13%
15,000	Vail, CO, Reinvestment Authority Tax Increment Rev Taxable BAB Series B, 6.069%, 6/01/25	15,488

Connecticut - 0.43%
50,000	City of Bridgeport, CT, 6.571%, 8/15/28	52,608

Florida - 1.40%
35,000	Florida Atlantic University Finance Corp. 7.439%, 7/01/30	37,112
25,000	FL State Department Management Services BAB Series C, 6.111%, 8/01/23	25,343
50,000	Fort Lauderdale, FL, Spl Oblg Txbl-Pension Funding, 3.024%, 1/01/20	50,097
25,000	Orlando, FL, Commnunity Redevelopment Agency, 7.500%, 9/01/29	25,549
30,000	Osceola County, FL 6.020%, 10/01/26	31,122
		169,223
Georgia - 0.82%
45,000	Atlanta Development Authority, 3.750%, 1/01/21	45,160
50,000	Georgia Local Government, 4.750%, 6/01/28	54,124
		99,284

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Illinois - 2.94%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	$ 49,828
40,000	Eastern IL University Build America Bond, 5.450%, 4/01/19	39,964
45,000	Eastern IL University Build America Bond, 5.900%, 4/01/23	43,268
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,264
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.000%, 1/01/21	29,925
75,000	State of Illinois, 4.950%, 6/01/23	75,742
70,000	State of Illinois, 5.877%, 3/01/19	70,000
30,000	State of Illinois, 6.200%, 7/01/21	30,937
		355,928
Indiana - 6.78%
140,000	Beech Grove, IN Sch Bldg. Corp., 2.850%, 7/5/25	135,951
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 7/15/24	25,295
35,000	Evansville, IN Redevelopment Authority, 6.150%, 2/01/24	36,521
80,000	Evansville, IN Redevelopment BAB, 6.860%, 2/01/29	84,254
165,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, 7/15/26	168,808
100,000	Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, 7/15/27	102,401
10,000	Indiana St Univ Revs BAB, 5.260%, 4/01/24	10,215
25,000	Indianapolis, IN Local Public Impt, 2.000%, 4/01/20	24,518
65,000	Kankakee VY, IN, Middle Sch Bldg. Corp., BAB, 6.390%, 7/15/29	66,951
50,000	Lake Station, IN, Multi Sch Bldg. Corp., Series B, 4.000%, 7/15/22	50,473
50,000	Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, 7/15/23	51,423
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.280%, 7/15/29	42,459
20,000	Portage, IN, Industry Redevelopment District Tax, 7.250%, 7/15/24	21,191
		820,460
Iowa - 0.79%
59,000	Iowa Tobacco Settlement Authority, 6.500%, 6/01/23	59,819
35,000	State of Iowa, 6.750%, 6/01/34	35,313
		95,132
Kentucky - 0.17%
20,000	Kentucky St Mun Pwr Agy, 5.910%, 9/01/25	20,808

Louisiana - 0.04%
5,000	Louisiana State Local Gov't Envt, 5.750%, 9/01/2019	5,029

Michigan - 0.66%
45,000	Blackman Twp., MI Build America Bond, 4.700%, 5/01/19	45,069
35,000	Van Buren MI Public Schools Build America Bonds, 6.430%, 5/01/29	35,201
		80,270
Maryland - 0.34%
40,000	Prince Georges County, MD, 6.169, 10/15/29	40,846

Mississippi - 0.13%
15,000	Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/21	15,300

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Missouri - 0.81%
50,000	County of St. Louis, MO, 5.450%, 12/01/31	$ 51,791
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.050%, 2/01/23	20,391
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/23	25,725
		97,907
Nevada - 0.42%
50,000	County of Clark, NV, 6.360%, 11/01/24	51,143

New Jersey - 2.24%
100,000	City of Wildwood, NJ, 4.000%, 11/01/21	101,676
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	100,455
65,000	Hudson County, NJ 6.890%, 3/01/26	69,658
		271,789
New York - 1.28%
50,000	Erie County, NY Tobacco Asset Corp., 6.000%, 6/01/28	50,004
75,000	Nassau County, NY Series F, 6.800%, 10/01/27	79,125
25,000	New York, NY, BAB, 6.435%, 12/01/35	25,564
		154,693
Ohio - 0.77%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, 10/01/26	32,423
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.000%, 10/01/27	60,905
		93,328
Oklahoma - 0.23%
25,000	Garfield County, OK, 6.000%, 9/01/24	27,658

Oregon - 0.23%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.450%, 6/30/24	28,081

Texas - 1.17%
25,000	City of Irving, TX, 5.657%, 8/15/23	25,737
50,000	North Texas Tollway Authority, 8.410%, 2/01/30	62,954
25,000	Reeves Cnty., TX, 6.750%, 12/01/19	22,970
40,000	Reeves Cnty., TX Cops Taxable - Lease Rentals, 6.375%, 12/01/21	30,191
		141,852
Virginia - 0.12%
15,000	Virginia Commonwealth Build American Bonds, 5.750%, 5/15/28	15,098

Wisconsin - 0.45%
55,000	Public Finance Authority, WI, 5.750%, 6/01/23	54,945

TOTAL FOR MUNICIPAL BONDS (Cost $3,135,144) - 25.32%		3,066,563

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

PREFERRED SECURITIES - 1.23%

Electric Services - 0.40%
50,000	Southern California Edison Co., PFD 6.250%, 3M USD LIBOR + 4.199%, 2/01/22 Series E (b)	$ 48,000

Telephone Communications (No Radio Telephone) - 0.83%
4,000	US Cellular Corp., PFD 6.950%, 5/15/60	100,520

TOTAL FOR PREFERRED SECURITIES (Cost $150,956) - 1.23%		148,520

REAL ESTATE INVESTMENT TRUST - 0.42%
2,000	Digital Realty Trust, PFD 7.375% Series H	50,800
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $50,000) - 0.42%		50,800

STRUCTURED NOTES - 10.19% (a)

Commercial Banks, Nec - 4.83%
125,000	Barclays Bank Plc., 2.250%, 9/13/19 (United Kingdom) (b)	124,271
100,000	Barclays Bank Plc., 2.8766%, 9/25/20 (United Kingdom) (b)	98,859
200,000	Barclays Bank Plc., 2.750%, 11/08/19 (United Kingdom)	199,234
100,000	Barclays Bank Plc., 2.000%, 7/27/22 (United Kingdom) (b)	99,139
50,000	Barclays Bank Plc., 0.800%, 5/14/29 (United Kingdom) (b)	33,950
50,000	Lloyds Bank PLC., 1.132%, 7/05/33 (United Kingdom) (b)	29,375
		584,828
National Commercial Banks - 0.92%
82,000	Bank of America Corp., 0.000%, 6/24/30 (b)	57,400
80,000	Bank of America Corp., 0.000%, 7/14/31 (b)	53,900
		111,300
Security Brokers, Dealers & Flotation Companies - 3.18%
75,000	Goldman Sachs Group, Inc., 0.100%, 9/05/28 (b)	53,955
100,000	Goldman Sachs Group, Inc., 0.6975%, 12/13/28 (b)	77,274
120,000	Goldman Sachs Group, Inc., 1.07525%, 11/13/28 (b)	79,860
50,000	JPMorgan Chase & Co., 0.036%, 1/23/29 (b)	38,465
50,000	Morgan Stanley, 3.000%, 11/09/19 (b)	49,750
25,000	Morgan Stanley, 0.725%, 1/30/35 (b)	13,344
113,000	Morgan Stanley, 1.450%, 6/30/30 (b)	71,755
		384,403
State Commercial Banks - 1.26%
155,000	Bank of Nova Scotia, 3.000%, 5/29/24 (b)	153,055

TOTAL FOR STRUCTURED NOTES (Cost $1,411,768) - 10.19%		1,233,586

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

MONEY MARKET FUND - 5.36%
649,302	Federated Treasury Obligation Fund - Institutional Shares 2.29% ** (Cost $649,302) - 5.36%	$ 649,302

TOTAL INVESTMENTS (Cost $12,264,892) - 98.87%		11,973,086

OTHER ASSETS LESS LIABILITIES, NET - 1.13%		136,281

NET ASSETS - 100.00%		$12,109,367

(a) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(b) Variable or floating rate security. The stated rate represents the rate at February 28, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.

** Variable rate security; the coupon rate shown represents the yield at February 28, 2019.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 95.93%

Accident & Health Insurance - 2.00%
6,800	Aflac, Inc.	$ 334,152

Air Courier Services - 1.95%
1,800	FedEx Corp.	325,800

Aircraft - 2.10%
800	Boeing Co.	351,968

Aircraft Part & Auxiliary Equipment - 2.42%
4,100	Spirit Aerosystems Holdings, Inc. Class A	405,080

Beverages - 3.72%
7,000	Coca-Cola Co.	317,380
1,800	Constellation Brands, Inc. Class A	304,488
		621,868
Business Services - 1.95%
2,200	Visa, Inc. Class A	325,864

Computer & Office Equipment - 2.01%
6,500	Cisco Systems, Inc.	336,505

Construction Machinery & Equip - 1.97%
2,400	Caterpillar, Inc.	329,616

Electric Services - 2.01%
1,790	NextEra Energy, Inc.	336,019

Electronic Components & Accessories - 1.86%
17,250	Control4 Corp. *	310,673

Electronic Computers - 1.86%
1,800	Apple, Inc.	311,670

Fire, Marine & Casualty Insurance - 1.93%
1,600	Berkshire Hathaway, Inc. Class B *	322,080

Hospital & Medical Service Plans - 3.63%
5,000	Centene Corp. *	304,450
1,250	Unitedhealth Group, Inc.	302,775
		607,225

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Industrial Instruments for Measurement, Display & Control - 1.91%
3,850	MKS Instruments, Inc.	$ 319,050

Industrial Organic Chemicals - 1.88%
4,500	Westlake Chemicals Co.	314,415

Measuring & Controlling Devices - 2.02%
1,300	Thermo Fisher Scientific, Inc.	337,441

National Commercial Banks - 7.89%
11,000	Bank of America Corp.	319,880
3,100	JP Morgan Chase & Co.	323,516
6,700	Wells Fargo & Co.	334,263
6,700	Zions Bancorp.	342,370
		1,320,029
Petroleum Refining - 5.64%
2,650	Chevron Corp.	316,887
4,000	Exxon Mobil Corp.	316,120
3,800	Valero Energy Corp.	309,928
		942,935
Pharmaceutical Preparations - 7.72%
4,100	AbbVie, Inc.	324,884
2,350	Johnson & Johnson	321,104
4,000	Merck & Co., Inc.	325,160
7,400	Pfizer, Inc.	320,790
		1,291,938
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.81%
5,700	DowDuPont, Inc.	303,411

Railroads, Line-Haul Operating - 2.11%
2,100	Union Pacific Corp.	352,170

Retail - Building Materials, Hardware, Garden Supply - 2.08%
3,650	Tractor Supply Co.	348,027

Retail - Catalog & Mail-Order Houses - 1.82%
186	Amazon.com, Inc. *	305,008

Retail - Eating Places - 1.97%
1,790	McDonald's Corp.	329,074

Retail - Lumber & Other Building Materials Dealers - 1.99%
1,800	Home Depot, Inc.	333,252

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Retail - Retail Stores - 1.96%
1,050	Ulta Beauty, Inc. *	$ 328,114

Semiconductors & Related Devices - 6.26%
6,500	Intel Corp.	344,240
2,175	Nvidia Corp.	335,515
4,500	Skyworks Solutions, Inc.	367,470
		1,047,225
Services - Computer Programming, Data Processing - 3.86%
300	Alphabet, Inc. Class A *	337,965
1,900	Facebook, Inc. Class A *	306,755
		644,720
Services - Medical Laboratories - 1.99%
2,250	Laboratory Corp. of America Holdings *	333,540

Services - Miscellaneous Health & Allied Services - 1.84%
2,200	ICON Plc. (Ireland) *	307,956

Services - Prepackaged Software - 4.06%
2,800	Check Point Software Technologies Ltd. (Israel) *	342,440
3,000	Microsoft Corp.	336,090
		678,530
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.94%
3,300	Procter & Gamble Co.	325,215

Surgical & Medical Instruments & Apparatus - 1.92%
1,550	3M Co.	321,454

Telephone Communications (No Radio Telephone) - 1.92%
5,650	Verizon Communications, Inc.	321,598

Trucking (No Local) - 1.93%
3,000	Hunt JB Transport Services, Inc.	323,010

TOTAL FOR COMMON STOCKS (Cost $13,182,846) - 95.93%		16,046,632

REAL ESTATE INVESTMENT TRUST - 1.94%
1,840	American Tower Corp.	324,116
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,522) - 1.94%		324,116

MONEY MARKET FUND - 1.41%
236,829	Federated Treasury Obligation Fund - Institutional Shares 2.29% ** (Cost $236,829) - 1.41%	236,829

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Value

TOTAL INVESTMENTS (Cost $13,720,197) - 99.28%	$ 16,607,577

OTHER ASSETS LESS LIABILITIES, NET - 0.72%	120,355

NET ASSETS - 100.00%	$ 16,727,932

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2019.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 85.68%

Accident & Health Insurance - 1.75%
8,000	Unum Group	$ 298,880

Canned, Fruits, Veg & Preserves, Jam & Jellies - 1.24%
2,000	J.M. Smucker Co.	211,820

Commercial Banks - 1.45%
2,925	Canadian Imperial Bank of Commerce (Canada)	248,157

Computer & Office Equipment - 4.62%
8,600	Cisco Systems, Inc.	445,222
2,500	International Business Machines Corp.	345,325
		790,547
Computer Storage Devices - 1.63%
6,000	Seagate Technology Plc. (Ireland)	279,360

Converted Paper & Paperboard Products (No Container/Boxes) - 1.98%
2,900	Kimberly Clark Corp.	338,807

Crude Petroleum & Natural Gas - 3.58%
4,700	Occidental Petroleum Corp.	310,905
5,300	Total S.A. ADR	301,623
		612,528
Electric & Other Services Combined - 3.82%
3,500	Duke Energy Corp.	313,810
7,000	Exelon Corp.	340,130
		653,940
Electric Services - 5.65%
8,900	CenterPoint Energy, Inc.	268,246
4,500	Dominion Energy, Inc.	333,405
3,900	Entergy Corp.	363,987
		965,638
Finance Services - 1.88%
23,000	Hercules Capital, Inc.	322,000

Food & Kindred Products - 1.30%
9,000	B&G Foods, Inc. Class A	221,580

Guided Missiles & Space Vehicles & Parts - 1.81%
1,000	Lockheed Martin Corp.	309,410

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Insurance Agents Brokers & Services - 2.35%
5,000	Arthur J Gallagher & Co.	$ 401,400

Investment Advice - 1.20%
5,500	Lazard Ltd. Class A (Bermuda)	205,865

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.62%
5,300	Compass Minerals International, Inc.	277,614

Misc Industrial & Commercial Machinery & Equipment - 1.77%
3,800	Eaton Corp. Plc. (Ireland)	303,126

Motor Vehicles & Passengers Car Bodies - 1.96%
8,500	General Motors Co.	335,580

National Commercial Banks - 6.38%
6,200	PacWest Bancorp	254,324
8,500	Peoples Bancorp, Inc.	283,390
4,500	Suntrust Banks, Inc.	291,915
20,700	UBS Group AG (Switzerland) *	262,269
		1,091,898
Oil, Gas Field Services, NBC - 1.55%
6,000	Schlumberger Ltd.	264,360

Paperboard Containers & Boxes - 1.57%
7,200	WestRock Co.	269,136

Petroleum Refining - 3.92%
2,600	Chevron Corp.	310,908
4,400	Valero Energy Corp.	358,864
		669,772
Pharmaceutical Preparations - 7.90%
3,800	AbbVie, Inc.	301,112
6,500	GlaxoSmithKline Plc. ADR	262,340
5,100	Merck & Co., Inc.	414,579
8,600	Pfizer, Inc.	372,810
		1,350,841
Plastics Products - 1.42%
15,000	Newell Brands, Inc.	243,450

Radio & TV Broadcasting & Communications Equipment - 1.96%
55,000	Nokia Corp. ADR *	334,950

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Shares/Principal		Value

Retail-Eating Places - 1.89%
2,000	Cracker Barrel Old Country Store, Inc.	$ 323,980

Retail-Department Stores - 1.54%
3,900	Kohls Corp.	263,367

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.95%
6,000	Garmin Ltd. (Switzerland)	503,820

Semiconductors & Related Devices - 2.17%
7,000	Intel Corp.	370,720

Services - Equipment Rental & Leasing, Nec - 1.44%
7,500	Triton International Ltd. (Bermuda)	246,825

Services - Personal Services - 1.76%
12,500	H&R Block, Inc.	301,875

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.19%
3,800	Procter & Gamble Co.	374,490

Telephone Communications - 5.92%
11,000	AT&T, Inc.	342,320
7,400	BCE, Inc.	329,300
6,000	Verizon Communications, Inc.	341,520
		1,013,140
Trucking & Courier Services - 1.51%
2,350	United Parcel Service, Inc. Class B	258,970

TOTAL FOR COMMON STOCKS (Cost $13,104,211) - 85.68%		14,657,846

REAL ESTATE INVESTMENT TRUSTS - 10.81%
3,600	CorEngergy Infrastructure Trust, Inc.	131,256
2,500	Crown Castle International Corp.	296,875
2,800	Digital Realty Trust, Inc.	316,736
13,450	Host Hotels & Resorts, Inc.	263,755
13,200	Tanger Factory Outlet Centers, Inc.	284,988
4,200	W.P. Carey, Inc.	310,254
9,850	Weyerhaeuser Co.	245,166
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,116,178) - 10.81%		1,849,030

MONEY MARKET FUND - 2.69%
461,274	Federated Treasury Obligation Fund - Institutional Shares 2.29% ** (Cost $461,274) - 2.69%	461,274

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Value

TOTAL INVESTMENTS (Cost $15,681,663) - 99.18%	$16,968,150

OTHER ASSETS LESS LIABILITIES, NET - 0.82%	139,627

NET ASSETS - 100.00%	$17,107,777

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2019.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENT OF ASSETS & LIABILITIES

FEBRUARY 28, 2019 (UNAUDITED)

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Assets:
Investments in Securities, at Value (Cost $28,909,888, $12,264,892, $13,720,197, and $15,681,663, respectively)	$35,073,834	$11,973,086	$16,607,577	$16,968,150
Cash	31,540	-	55,198	56,094
Receivables:
Shareholder Subscriptions	29,542	3,090	23,729	20,196
Interest	95,816	123,845	588	499
Dividend	59,301	-	41,958	65,473
Prepaid Expenses	16,561	20,009	17,613	9,894
Total Assets	35,306,594	12,120,030	16,746,663	17,120,306
Liabilities:
Payables:
Shareholder Redemptions	-	-	3,000	-
Due to Custodian	-	159	-	-
Due to Advisor	21,794	2,412	8,658	5,577
Due to Compliance Officer	212	79	89	84
Due to Trustees	1,560	688	928	799
Due to Transfer Agent	3,360	2,375	2,526	2,615
Accrued Expenses	7,565	4,950	3,530	3,454
Total Liabilities	34,491	10,663	18,731	12,529
Net Assets	$35,272,103	$12,109,367	$16,727,932	$17,107,777

Net Assets Consist of:
Paid In Capital	$28,579,565	$12,737,301	$13,051,297	$16,002,019
Distributable Earnings (Losses)	6,692,538	(627,934)	3,676,635	1,105,758
Net Assets (unlimited shares authorized; 2,743,979, 638,392, 371,843 and 787,222 shares outstanding, respectively)
	$35,272,103	$12,109,367	$16,727,932	$17,107,777
Net Asset Value and Offering Price Per Share	$ 12.85	$ 18.97	$ 44.99	$ 21.73

Redemption Price Per Share ($12.85 x 0.99),
($18.97 x 0.99), ($44.99 x 0.99), & ($21.73 x 0.99), respectively *	$ 12.72	$ 18.78	$ 44.54	$ 21.51

*The Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

ARCHER  FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2019 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Dividends (net of foreign withholding taxes of $3,640, $0, $0, and $2,213, respectively)	$ 298,358	$ 9,024	$ 117,657	$ 322,041
Interest	185,775	207,151	2,673	3,545
Total Investment Income	484,133	216,175	120,330	325,586

Expenses:
Advisory Fees (a)	125,850	28,607	60,270	59,466
Administrative (a)	83,900	28,607	40,180	39,644
Transfer Agent	21,415	15,311	15,464	15,552
Registration	8,895	12,602	11,230	9,530
Legal	8,929	2,988	4,293	4,273
Audit	9,036	3,506	3,839	3,901
Compliance Officer Fees	1,236	406	607	594
Custody	2,751	1,723	1,704	1,476
Trustee	2,380	926	1,380	1,180
Miscellaneous	2,675	2,052	1,004	954
Insurance	1,107	394	505	467
Printing and Mailing	2,120	744	1,044	1,030
Total Expenses	270,294	97,866	141,520	138,067
Fees Waived and Reimbursed by the Advisor (a)	(68,934)	(42,941)	(42,678)	(60,365)
Net Expenses	201,360	54,925	98,842	77,702

Net Investment Income (Loss)	282,773	161,250	21,488	247,884

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments and Foreign Currency Transactions	413,051	2,394	972,853	47,798
Capital Gain Distributions from Portfolio Companies	-	-	-	-
Net Change in Unrealized Appreciation on Structured Notes	9,037	21,009	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,061,611)	25,085	(2,613,903)	(628,037)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(639,523)	48,488	(1,641,050)	(580,239)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(356,750)	$209,738	$(1,619,562)	$(332,355)

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2019	Year Ended 8/31/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 282,773	$ 463,313
Net Realized Gain on Investments and Foreign Currency Transactions	413,051	165,440
Capital Gain Distributions from Portfolio Companies	-	19,113
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,052,574)	1,590,106
Net Increase (Decrease) in Net Assets Resulting from Operations	(356,750)	2,237,972

Distributions to Shareholders:
Distributions	(451,820)	(1,028,641)	*
Total Distributions	(451,820)	(1,028,641)

Capital Share Transactions:
Proceeds from Sale of Shares	1,901,782	6,190,807
Shares Issued on Reinvestment of Dividends	418,692	942,276
Early Redemption Fees (Note 2)	27	298
Cost of Shares Redeemed	(1,282,117)	(6,981,736)
Net Increase from Capital Share Transactions	1,038,384	151,645

Net Assets:
Net Increase in Net Assets	229,814	1,360,976
Beginning of Period	35,042,289	33,681,313
End of Period	35,272,103	35,042,289	**

Share Transactions:
Shares Sold	150,872	476,362
Shares Issued on Reinvestment of Dividends	34,423	72,858
Shares Redeemed	(101,661)	(537,986)
Net Increase in Shares	83,634	11,234
Outstanding at Beginning of Period	2,660,345	2,649,111
Outstanding at End of Period	2,743,979	2,660,345

* For the prior period ended August 31, 2018, total distributions consisted of long term capital gains of $575,198 and net investment income of $453,443.

 ** As of August 31, 2018, Accumulated Undistributed Net Investment Income was $108,820.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2019	Year Ended 8/31/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 161,250	$ 331,507
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,394	(24,128)
Capital Gain Distributions from Portfolio Companies	-	182
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	46,094	(318,912)
Net Increase (Decrease) in Net Assets Resulting from Operations	209,738	(11,351)

Distributions to Shareholders:
Distributions	(163,783)	(334,066)	*
Total Distributions	(163,783)	(334,066)

Capital Share Transactions:
Proceeds from Sale of Shares	1,065,083	2,111,923
Shares Issued on Reinvestment of Dividends	153,595	312,401
Early Redemption Fees (Note 2)	-	136
Cost of Shares Redeemed	(643,841)	(2,933,035)
Net Increase (Decrease) from Capital Share Transactions	574,837	(508,575)

Net Assets:
Net Increase (Decrease) in Net Assets	620,792	(853,992)
Beginning of Period	11,488,575	12,342,567
End of Period	$ 12,109,367	$ 11,488,575	**

Share Transactions:
Shares Sold	56,333	109,917
Shares Issued on Reinvestment of Dividends	8,153	16,375
Shares Redeemed	(34,214)	(153,007)
Net Increase (Decrease) in Shares	30,272	(26,715)
Outstanding at Beginning of Period	608,120	634,835
Outstanding at End of Period	638,392	608,120

* For the prior period ended August 31, 2018, total distributions consisted of net investment income of $334,066.

** As of August 31, 2018, Accumulated Undistributed Net Investment Loss was ($2,844).

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2019	Year Ended 8/31/2018

Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 21,488	$ (34,839)
Net Realized Gain on Investments	972,853	244,758
Capital Gain Distributions from Portfolio Companies	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,613,903)	2,550,136
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,619,562)	2,760,055

Distributions to Shareholders:
Distributions	(417,370)	-	*
Total Distributions	(417,370)	-

Capital Share Transactions:
Proceeds from Sale of Shares	1,200,165	2,959,876
Shares Issued on Reinvestment of Dividends	386,408	-
Early Redemption Fees (Note 2)	52	258
Cost of Shares Redeemed	(563,531)	(2,320,452)
Net Increase from Capital Share Transactions	1,023,094	639,682

Net Assets:
Net Increase (Decrease) in Net Assets	(1,013,838)	3,399,737
Beginning of Period	17,741,770	14,342,033
End of Period	$ 16,727,932	$ 17,741,770	**

Share Transactions:
Shares Sold	26,805	62,044
Shares Issued on Reinvestment of Dividends	9,600	-
Shares Redeemed	(12,153)	(48,967)
Net Increase in Shares	24,252	13,077
Outstanding at Beginning of Period	347,591	334,514
Outstanding at End of Period	371,843	347,591

* For the prior period ended August 31, 2018, total distributions consisted of net investment income of $0.

** As of August 31, 2018, Accumulated Undistributed Net Investment Loss was ($6,626).

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2019	Year Ended 8/31/2019

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 247,884	$ 409,874
Net Realized Gain (Loss) on Investments	47,798	(61,509)
Capital Gain Distributions from Portfolio Companies	-	19,135
Net Change in Unrealized Appreciation (Depreciation) on Investments	(628,037)	1,548,720
Net Increase (Decrease) in Net Assets Resulting from Operations	(332,355)	1,916,220

Distributions to Shareholders:
Distributions	(232,890)	(373,914)	*
Total Distributions	(232,890)	(373,914)

Capital Share Transactions:
Proceeds from Sale of Shares	1,384,277	4,140,749
Shares Issued on Reinvestment of Dividends	224,965	359,369
Early Redemption Fees (Note 2)	-	266
Cost of Shares Redeemed	(554,371)	(2,266,194)
Net Increase from Capital Share Transactions	1,054,871	2,234,190

Net Assets:
Net Increase in Net Assets	489,626	3,776,496
Beginning of Period	16,618,151	12,841,655
End of Period	$ 17,107,777	$ 16,618,151	**

Share Transactions:
Shares Sold	65,117	190,844
Shares Issued on Reinvestment of Dividends	10,597	16,675
Shares Redeemed	(26,313)	(105,136)
Net Increase in Shares	49,401	102,383
Outstanding at Beginning of Period	737,821	635,438
Outstanding at End of Period	787,222	737,821

* For the prior period ended August 31, 2018, total distributions consisted of net investment income of $373,914.

** As of August 31, 2018, Accumulated Undistributed Net Investment Income was $36,489.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Period	$ 13.17	$ 12.71	$ 11.85	$ 11.34	$ 11.23	$ 9.48

Income From Investment Operations:
Net Investment Income *	0.11	0.17	0.19	0.17	0.18	0.16
Net Gain on Securities (Realized and Unrealized)	(0.26)	0.68	0.94	0.50	0.10	1.84
Total from Investment Operations	(0.15)	0.85	1.13	0.67	0.28	2.00

Distributions:
Net Investment Income	(0.10)	(0.17)	(0.19)	(0.16)	(0.17)	(0.25)
Realized Gains	(0.07)	(0.22)	(0.08)	0.00	0.00	0.00
Total from Distributions	(0.17)	(0.39)	(0.27)	(0.16)	(0.17)	(0.25)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.85	$ 13.17	$ 12.71	$ 11.85	$ 11.34	$ 11.23

Total Return ***	(1.07)%(b)	6.75%	9.69%	6.02%	2.50%	21.34%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 35,272	$35,042	$33,681	$29,526	$27,476	$20,751
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.61%(a)	1.62%	1.67%	1.73%	1.75%	1.91%
Ratio of Net Investment Income to Average Net Assets	1.27%(a)	0.91%	1.12%	0.99%	1.01%	0.79%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20%(a)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.68%(a)	1.33%	1.59%	1.52%	1.56%	1.50%
Portfolio Turnover	7.82%(b)	24.95%	17.91%	26.32%	31.82%	35.18%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
		8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Period	$ 18.89	$ 19.44	$ 19.71	$ 19.26	$ 20.07	$ 19.34

Income (Loss) From Investment Operations:
Net Investment Income *	0.26	0.53	0.56	0.54	0.57	0.65
Net Gain (Loss) on Securities (Realized and Unrealized)	0.09	(0.54)	(0.26)	0.43	(0.80)	0.83
Total from Investment Operations	0.35	(0.01)	0.30	0.97	(0.23)	1.48

Distributions:
Net Investment Income	(0.27)	(0.54)	(0.57)	(0.52)	(0.58)	(0.75)
Total from Distributions	(0.27)	(0.54)	(0.57)	(0.52)	(0.58)	(0.75)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 18.97	$ 18.89	$ 19.44	$ 19.71	$ 19.26	$ 20.07

Total Return ***	1.85%(b)	(0.05)%	1.54%	5.14%	(1.17)%	7.79%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,109	$11,489	$12,343	$11,973	$ 9,874	$ 7,866
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.71%(a)	1.68%	1.65%	1.66%	1.72%	1.83%
Ratio of Net Investment Income to Average Net Assets	2.07%(a)	2.06%	2.35%	2.32%	2.35%	2.67%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.96%(a)	0.96%	1.11%	1.18%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	2.82%(a)	2.78%	2.89%	2.79%	2.87%	3.30%
Portfolio Turnover	3.28%(b)	17.70%	21.32%	13.70%	17.33%	15.45%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
		8/31/2019	8/31/2017	8/31/2016	8/31/2015	8/31/2014

Net Asset Value, at Beginning of Period	$ 51.04	$ 42.87	$ 38.47	$ 39.86	$ 42.77	$ 34.39

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.06	(0.10)	(0.19)	(0.15)	(0.24)	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	(4.92)	8.27	4.59	0.74	(0.54)	9.82
Total from Investment Operations	(4.86)	8.17	4.40	0.59	(0.78)	9.68

Distributions:
Realized Gains	(1.19)	-	-	(1.98)	(2.13)	(1.30)
Total from Distributions	(1.19)	-	-	(1.98)	(2.13)	(1.30)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 44.99	$ 51.04	$ 42.87	$ 38.47	$ 39.86	$ 42.77

Total Return ***	(9.25)%(b)	19.06%	11.44%	1.31%	(1.98)%	28.53%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 16,728	$17,742	$14,342	$13,437	$ 13,238	$ 11,526
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.76%(a)	1.76%	1.85%	1.86%	1.90%	2.00%
Ratio of Net Investment Loss to Average Net Assets	(0.26)%(a)	(0.70)%	(0.92)%	(0.80)%	(1.00)%	(0.90)%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.23%(a)	1.28%	1.40%	1.45%	1.45%	1.45%
Ratio of Net Investment Loss to Average Net Assets	(0.27)%(a)	(0.22)%	(0.48)%	(0.39)%	(0.55)%	(0.35)%
Portfolio Turnover	59.86%(b)	31.43%	74.01%	87.75%	88.25%	67.68%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2019

		Years Ended
		8/31/2018	8/31/2017+

Net Asset Value, at Beginning of Period	$ 22.52	$ 20.21	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.33	0.60	0.63
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.80)	2.26	0.18
Total from Investment Operations	(0.47)	2.86	0.81

Distributions:
Net Investment Income	(0.31)	(0.55)	(0.60)
Total from Distributions	(0.31)	(0.55)	(0.60)

Proceeds from Redemption Fees **	-	-	-

Net Asset Value, at End of Period	$ 21.74	$ 22.52	$ 20.21

Total Return ***	(2.10)%(b)	14.29%	4.04%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 17,108	$ 16,618	$ 12,842
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.74%(a)	1.84%	1.98%
Ratio of Net Investment Income to Average Net Assets	2.37%(a)	1.94%	2.10%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	0.98%(a)	0.98%	0.98%
Ratio of Net Investment Income to Average Net Assets	3.12%(a)	2.78%	3.09%
Portfolio Turnover	8.34%(b)	33.03%	31.15%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+ For the year September 1, 2016 (commencement of investment operations) through August 31, 2017.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2019 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end, diversified, investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of four funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), the Archer Stock Fund (the “Stock Fund”) and the Archer Dividend Growth Fund (the “Dividend Growth Fund”) (collectively referred to as the “Funds”).

The Balanced Fund commenced operations on June 11, 2010.  The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation. The Archer Dividend Growth Fund commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation.  The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to the shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (August 31, 2015 through August 31, 2017) or expected to be taken in the Funds’ August 31, 2018 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Dividends and Distributions – The Funds typically will distribute substantially all of their net investment income in the form of dividends and capital gains to its shareholders. The Balanced Fund will distribute dividends quarterly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Income and Dividend Growth Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. The Stock Fund may distribute dividends and capital gains annually, and expects that distributions will consist primarily of ordinary income.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee.  Effective as of June 1, 2016 for the Balanced Fund, the Board of Trustees approved an increase in the redemption fee holding period to 90 days of purchase and an increase in the percentage of the redemption to 1.00%.  Investments made prior to June 1, 2016 were subject to the 30 day holding period at 0.50% in effect at the time of purchase.  The

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Income, Stock, and Dividend Growth Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within 90 calendar days of purchase. For the six months ended February 28, 2019, the Balanced Fund, Income Fund, Stock Fund, and Dividend Growth Fund collected $27, $0, $52, and $0 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Structured Notes – The Balanced Fund and Income Fund invest in structured notes which are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

NOTE 3.  SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund/notes, real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, structured notes and municipal bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Restricted securities (corporate bonds). Restricted securities for which quotations are not readily available are valued at fair value, as determined by the board of trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded companies. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer, or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 or the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

The following table summarizes the inputs used to value Balanced Fund’s assets measured at fair value as of February 28, 2019:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$22,032,136	$ -	$ -	$ 22,032,136
Corporate Bonds *	-	7,276,226	-	7,276,226
Exchange Traded Funds	716,200	-	-	716,200
Municipal Bonds	-	1,962,223	-	1,962,223
Real Estate Investment Trusts	532,260	-	-	532,260
Preferred Securities	285,860	-	-	285,860
Structured Notes	-	1,090,297	-	1,090,297
Short-Term Investment	1,178,632	-	-	1,178,632
	$24,745,088	$10,328,746	$ -	$ 35,073,834

The following table summarizes the inputs used to value Income Fund’s assets measured at fair value as of February 28, 2019:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds *	$ -	$ 6,690,515	$ -	$ 6,690,515
Exchange Traded Funds	133,800	-	-	133,800
Municipal Bonds	-	3,066,563	-	3,066,563
Preferred Securities	148,520	-	-	148,520
Real Estate Investment Trusts	50,800	-	-	50,800
Structured Notes	-	1,233,586	-	1,233,586
Short-Term Investment	649,302	-	-	649,302
	$ 982,422	$10,990,664	$ -	$11,973,086

The following table summarizes the inputs used to value Stock Fund’s assets measured at fair value as of February 28, 2019:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$16,046,632	$ -	$ -	$ 16,046,632
Real Estate Investment Trusts	324,116			324,116
Short-Term Investment	236,829	-	-	236,829
	$16,607,577	$ -	$ -	$ 16,607,577

The following table summarizes the inputs used to value Dividend Growth Fund’s assets measured at fair value as of February 28, 2019:

DIVIDEND GROWTH FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 14,657,846	$ -	$ -	$14,657,846
Real Estate Investment Trusts	1,849,030	-	-	1,849,030
Short-Term Investment	461,274	-	-	461,274
	$ 16,968,150	$ -	$ -	$16,968,150

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

*Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

The Balanced Fund, The Income Fund, Stock Fund and the Dividend Growth Fund did not hold any Level 3 assets during the six months ended February 28, 2019; therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

As of February 28, 2019, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2019.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

     Structured Notes

Balanced Fund

    $ 1,090,297

Income Fund

    $ 1,233,586

Unrealized gains and losses on derivatives during the six months ended February 28, 2019, for the Balanced and Income Funds, are included in the Statement of Operations, in the location, “Net Change in Unrealized Appreciation (Depreciation) on Structured Notes” as follows:

               Balanced Fund

                                            $ 9,037

               Income Fund

                                           $21,007

There was no realized gain or loss on sales of Structured Notes for the six months ended February 28, 2019 for the Balanced and Income Funds.

NOTE 5.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% for the Balanced Fund, 0.50% for the Income Fund, and 0.75% for the Stock Fund and the Dividend Growth Fund, of each Fund’s average daily net assets.  For the six months ended February 28, 2019, the Advisor earned fees of $125,850 for the Balanced Fund, $28,607 for the Income Fund, $60,270 for the Stock Fund, and $59,466 for the Dividend Growth Fund, before the waivers and reimbursements described below. At February 28, 2019, the Balanced Fund owed the Advisor $8,535, the Advisor owed the Income Fund $2,151, the Stock Fund owed the Advisor $2,371, and the Advisor owed the Dividend Growth Fund $759, in advisory fees.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

The Advisor also performs administrative duties for the Funds, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 28, 2019, the Advisor earned administrative fees of $83,900 for the Balanced Fund, $28,607 for the Income Fund, $40,180 for the Stock Fund, and $39,644 for the Dividend Growth Fund. At February 28, 2019, the Balanced Fund owed the Advisor $13,259, the the Income Fund owed the Advisor $4,563, the Stock Fund owed the Advisor $6,287, and the Dividend Growth Fund owed the Advisor $6,336 in administrative fees.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2019, the Advisor waived fees and/or reimbursed expenses of $68,934.  Each waiver or reimbursement by the Advisor is subject to repayment by the Balanced Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Balanced Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2021 totaled $431,950.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2018 were as follows:

Subject to Repayment
Amount	by August 31,
$144,010	2019
$142,848	2020
$145,092	2021

Archer Income Fund

Prior to September 1, 2017, the Advisor contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.08% of the Income Fund’s average daily net assets; as of September 1, 2017, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that the above noted expenses do not exceed 0.96% of the Income Fund’s average daily net assets.  For the six months ended February 28, 2019, the Advisor waived fees and/or reimbursed expenses of $42,941.  Each waiver or reimbursement by the Advisor is subject to repayment by the Income Fund within the three

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Income Fund is able to make the repayment without exceeding the 0.96% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2021 totaled $199,453.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2018 were as follows:

Subject to Repayment
Amount	by August 31,
$ 50,673	2019
$ 63,443	2020
$ 85,337	2021

Archer Stock Fund

Prior to January 1, 2018, the Advisor contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.38% of the Stock Fund’s average daily net assets; as of January 1, 2018, the Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that the above noted expenses do not exceed 1.23% of the Stock Fund’s average daily net assets.  For the six months ended February 28, 2019, the Advisor waived fees and/or reimbursed expenses of $42,678.  Each waiver or reimbursement by the Advisor is subject to repayment by the Stock Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Stock Fund is able to make the repayment without exceeding the 1.23% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2021 totaled $189,658.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2018 were as follows:

Subject to Repayment
Amount	by August 31,
$ 52,759	2019
$ 59,473	2020
$ 77,426	2021

Archer Dividend Growth Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2019 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

expenses incurred by other investment companies in which the Dividend Growth Fund invests) do not exceed 0.98% of the Dividend Growth Fund’s average daily net assets. For the six months ended February 28, 2019, the Advisor waived fees and/or reimbursed expenses of $60,3635.  Each waiver or reimbursement by the Advisor is subject to repayment by the Dividend Growth Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Dividend Growth Fund is able to make the repayment without exceeding the 0.98% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2021 totaled $234,007.

The amounts subject to repayment by the Dividend Growth Fund, pursuant to the aforementioned conditions, at August 31, 2018 were as follows:

Subject to Repayment
Amount	by August 31,
$107,662	2020
$126,345	2021

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that each Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating  0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated and the plan will not be activated through December 31, 2019 for the Balanced, Income, and Stock Funds. The Dividend Growth Fund has not adopted The Plan.

Related Party

Umberto Anastasi is an officer of the Trust, and therefore an interested person.  Mr. Anastasi is an employee of Mutual Shareholder Services, LLC (“MSS”).  MSS is the transfer agent and fund accountant of the Funds.  For the six months ended February 28, 2019, MSS earned fees of $67,742 from the Trust.

Brandon Pokersnik is the chief compliance officer of the Trust as of November 2017, and therefore an interested person. Mr. Pokersnik is an employee of MSS. For the six months ended February 28, 2019, Mr. Pokersnik earned fees of $2,843 from the Trust.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,787,236 and $2,605,474, respectively.

Archer Income Fund

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $803,167 and $362,250, respectively.

Archer Stock Fund

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $10,367,318 and $9,650,416, respectively.

Archer Dividend Growth Fund

For the six months ended February 28, 2019, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $2,579,554 and $1,313,694, respectively.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2019, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 40% of the voting securities of the Balanced Fund, approximately 38% of the voting securities of the Income Fund, approximately 48% of the voting securities of the Stock Fund, and approximately 48% of the voting securities of the Dividend Growth Fund, and may be deemed to control each of the respective Funds. As of February 28, 2019, Wells Fargo Clearing Services, LLC., for the benefit of it’s customers owned, in aggregate, approximately 25% of the voting securities of the Income Fund.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

NOTE 8.  TAX MATTERS

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of August 31, 2018, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Balanced Fund	Income Fund	Stock Fund	Dividend Growth Fund
Unrealized Appreciation (Depreciation)	$7,210,025	$(337,900)	$5,501,283	$ 1,914,524
Undistributed Ordinary Income/(Loss)	142,592	-	-	36,489
Deferral of Post-October Capital Loss	-	(26,467)	-	-
Deferral of Post-December Ordinary Loss	-	(2,844)	(6,626)	-
Undistributed long-term capital gains	148,491	-	218,910	-
Capital loss carryforward expiring +:
Short term (no expiration)	-	(188,756)	-	(280,010)
Long term (no expiration)	-	(117,922)	-	-
Total Distributable Earnings	$7,501,108	$(673,889)	$5,713,567	$1,671,003

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year. The net unrealized appreciation and accumulated net realized gain figures reported in the statement of assets and liabilities due to the tax deferral of wash sales and book/tax treatment of short term capital gains on the Balanced Fund.  The capital loss carryforwards shown above differ from corresponding accumulated net realized loss figures reported in the statement of assets and liabilities due to post-October and post December capital loss deferrals on the Income and Stock Funds. The Balanced Fund utilized $23,848 of capital loss carryforwards in the current tax year.  The Stock Fund utilized $25,848 of short term capital loss carryforwards in the current tax year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years.  The Funds will not make distributions from capital gains while a capital loss remains.

As of February 28, 2019 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock	Dividend
	Fund	Fund	Fund	Growth Fund

Gross unrealized appreciation on investment securities	$ 6,888,181	$ 50,009	$3,244,000	$ 1,980,781
Gross unrealized depreciation on investment securities	(724,235)	(341,815)	(356,620)	(694,294)
Net unrealized appreciation (depreciation)	$ 6,163,946	$ (291,806)	$ 2,887,380	$ 1,286,487

Tax cost of investments (including short-term investments)	$ 28,909,888	$ 12,264,892	$ 13,70,197	$ 15,681,663

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

The Funds paid the following distributions for the six months ended February 28, 2019 and year ended August 31, 2018, as applicable:

	Six Months and Period Ended	$ Amount	Tax Character

Balanced Fund	2/28/2019	$ 269,557	Ordinary Income
Balanced Fund	2/28/2019	$ 182,263	Long term capital gain

Income Fund	2/28/2019	$ 163,783	Ordinary Income

Stock Fund	2/28/2019	$ 417,370	Ordinary Income

Dividend Growth Fund	2/28/2019	$ 232,890	Ordinary Income

	Year Ended	$ Amount	Tax Character

Balanced Fund	8/31/2018	$ 487,215	Ordinary Income
Balanced Fund	8/31/2018	$ 541,426	Long term capital gain

Income Fund	8/31/2018	$ 334,066	Ordinary Income

Dividend Growth Fund	8/31/2018	$ 373,914	Ordinary Income

NOTE 9.  INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

NOTE 10.  SUBSEQUENT EVENTS

On March 28, 2019, the Balanced Fund paid shareholders of record at March 28, 2019, a net investment income distribution of $141,832, equivalent to $0.051583 per share; the Income Fund paid shareholders of record at March 28, 2019, a net investment income distribution of $32,524, equivalent to $0.050879 per share; the Stock Fund paid shareholders of record at March 28, 2019, a net investment income distribution of $25,857, equivalent to $0.068795 per share, and the Dividend Growth Fund paid shareholders of record at March 28, 2019, a net investment income distribution of $36,405, equivalent to $0.045852 per share. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

NOTE 11.  NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

On October 4, 2018, the SEC amended Regulation S-X to require certain disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of February 28, 2019, had no effect on the Funds’ net assets or results of operations.

ARCHER FUNDS

EXPENSE ILLUSTRATION

FEBRUARY 28, 2019 (UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period – September 1, 2018 through February 28, 2019.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2019 (UNAUDITED)

Archer Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$989.31	$5.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$1,018.52	$4.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.03	$4.81

* Expenses are equal to the Fund's annualized expense ratio of .96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Stock Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$907.46	$5.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Archer Dividend Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2018	February 28, 2019	September 1, 2018 to February 28, 2019

Actual	$1,000.00	$979.02	$4.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the Fund's annualized expense ratio of .98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 28, 2019 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (71) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (63) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 4 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy C. Patton (51) Trustee & President & Chief Executive Officer, December 2009 to present	Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Umberto Anastasi (44) Treasurer and Chief Financial Officer, September 2015 to present	Mutual Shareholders Services, LLC –Vice President. 1999 – present.
C. Richard Ropka, Esq. (55) Secretary, December 2009 to present	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present
Brandon Pokersnik (41) 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Chief Compliance Officer, November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012
Mason Heyde (29) Assistant Compliance Officer, November 2017 to present	Archer Investment Corporation (2012 – present)

*    The address for each trustee and officer of the Trust is 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 4 Funds.

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2019 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13.  Exhibits.

 (a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Troy C. Patton

   * Troy C. Patton

     President

Date:  May 7, 2019

By /s/Bob Anastasi

   * Bob Anastasi

     Treasurer

Date:  May 7, 2019

* Print the name and title of each signing officer under his or her signature.